CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions, net	¥ 562	$ 86	¥ 5,176	¥ 0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,383,317		1,985,413	1,616,785	$ 212,003
Restricted cash - current	2,102,426		1,786,832	1,278,326	322,211
Restricted cash - non-current	709,848		175,700	90,638	108,789
Cash and cash equivalents included in asset held for sale	13,530		9,270	13,659	2,074
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 4,209,121		¥ 3,957,215	¥ 2,999,408	$ 645,077